Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2024130635	XXX	XXX	1	1	1	1	Verified reserves - Verified reserves of $XXX, no reserves required per XXX. ; Verified housing payment history - XXX months of prior mortgage history verified as paid with no late payments. XXX months of current rental payments verified with no late payments. ; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX XXX Hazard Insurance Coverage Amount is Insufficient - Subject is Attached XXX per appraisal (pg 217). XXX provided (pg 585). Missing XXX. XXX in file does not reference subject unit (pg 649). - XXX - Exception is cleared with the attached copy of the XXX certificate of property and liability insurance; Subject building listed in the property description.

XXX XXX Undisclosed or Excluded Debt - UW excluded debt to Advancial with payment of $XXX (pg 40). No explanation provided, however XXX bank statements in file (pg 107-118) were provided confirming XXX months of payments made from XXX bank account. Per guidelines XXX months of proof that business pays the debts is required. Missing one additional month of XXX bank statement confirming payment of $XXX is paid by business.  If this payment were included in DTI the DTI would be XXX% which exceeds maximum of XXX%.  - XXX - Exception is cleared with the attached XXX statement to document complete XXX months proof that the business is paying the debt to support the exclusion of the debt in qualifying.

2024130624	XXX	XXX	2	1	2	1	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrower has $XXX in verified residual income.;	XXX XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of $XXX is insufficient to cure tolerance violations. Fee naming associated with the Appraisal Fee, XXX , and XXX changed throughout the disclosure process resulting in tolerance violation. -- A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
 - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance., Client Comment: XXX Post-Closing Corrective Action.

											XXX XXX Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on XXX issued on XXX. This exceeds the $XXX threshold for non-rescindable transactions. Requires XXX, XXX, refund and evidence of delivery to borrower. - Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on XXX issued on XXX. This exceeds the $XXX threshold for non-rescindable transactions. Requires XXX, XXX, refund and evidence of delivery to borrower., Client Comment: XXX - Exception is downgraded to XXX with documentation provided in file: XXX, cover letter, copy of refund check $XXX, and XXX to evidence delivery to borrower was completed within XXX days of consummation.		XXX XXX Missing Tax Transcript(s) - Missing tax transcripts for XXX and XXX. - XXX XXX Wage & Income transcripts received.
2024130623	XXX	XXX	1	1	1	1	Established credit history - Open active credit dates back to XXX with no reported default.; Verified reserves - XXX months reserves or $XXX required, XXX months reserves or $XXX reserves documented in addition to the assets used for income.;	XXX XXX XXX- Schedule B Exception - Missing XXX to verify Schedule B XXX (p564) has been cleared. Per XXX dated XXX "Description for the property shows that part of lot # XXX was once a XXX Called XXX. The map states that XXX is to be XXX. There is no deed from The XXX of XXX. The only thing I found was XXX and Resolution. See copies and contact XXX Underwriting." - XXX Clear XXX with no exception received.

2024130621	XXX	XXX	1	1	1	1	Low DTI - Low XXX% DTI when guidelines allow up to XXX%. ; Verified employment history - Long term self-employment. XXX verified borrower has been self-employed with XXX business for over XXX years and over XXX for the additional business. ; Verified credit history - Borrower representative score is XXX. Guidelines require minimum of XXX with LTV of XXX%. All current and prior mortgage history, installment and revolving debt paid XXX per credit report. One Line of Credit (p. 280) payment is reported to have a XXX in XXX, thus over XXX years prior. All other credit is reported as paid timely. ;	XXX XXX Income Documentation is Insufficient - Missing copy of borrower executed XXX XXX XXX Properties return (p. 440) and borrower executed XXX XXX return (p. 413). - XXX Executed XXX and XXX received.

2024130622	XXX	XXX	2	1	2	1				Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;	XXX XXX Final XXX Outside Tolerance of XXX from XXX XXX Business Days Prior to Closing - XXX decreased by XXX. CD issued XXX stated XXX XXX%. CD issued XXX stated XXX XXX%. , Client Comment: XXX Non-Material, decrease is a benefit to borrower.
2024130634	XXX	XXX	1	1	1	1	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;	XXX XXX Rental income is being used from an expired lease - Missing evidence of receipt of the original lease amount of $XXX after lease expiration for Unit XXX, as required per guideline when using an expired lease (p14/36). The lease for Unit #XXX (p165) expired XXX, loan closed XXX. Lease requires written XXX per terms of section 3 (XXX). It is noted that the appraisal reflects a lease period of XXX-XXX but this lease was not included in the file (p271, "Lease Dates were provided by the XXX"). - Exception is cleared with the attached lease renewal for unit XXX.

XXX XXX Guideline Exception(s) - Missing Certificate of XXX  or equivalent document.  Subject property is vested in XXX, per the XXX printout dated XXX and title this entity is not in good status with the XXX on XXX (p180, 12). - XXX - Exception is cleared with the attached updated XXX search confirming active XXX status.

XXX XXX Initial 1003 Application is Incomplete - Missing Lender Loan Information section of the initial 1003 (p1) - XXX Lender Loan Information XXX received.

XXX XXX Missing Loan Approval Date - Missing lender loan approval. - XXX Lender loan approval received.

XXX XXX Final 1003 Application is Incomplete - Missing Lender Loan Information section of the final 1003 (p13) - XXX Lender Loan Information XXX received.

2024130620	XXX	XXX	1	1	1	1	Verified reserves - XXX months reserves or $XXX required, $XXX or XXX months PITIA reserves verified (this does not include assets used for income) ; Verified reserves - FICO XXX, minimum required XXX.;	XXX XXX Fraud report alerts have not been addressed - Missing documentation used to clear the XXX XXX, found on watchlist. Comment p781 states it was cleared on previous loans and does not address the current alert. - XXX - Recd email response from Report Risk, I hope you’re having a XXX so far! Using the additional information we have on our employees, we were able to confirm XXX the XXX website that you are not one and the same with the XXX on the DataVerify (DV) report. Going forward, you will be able to clear yourself and update XXX with the following rationale "XXX was cleared on a previous loan with the same XXX number(s)". I have included a snip it below regarding the alerts that populated for you on XXX for your reference. Please note that the rational we provided only pertains to you and not any other XXX with the same name. Additionally, this rationale only XXX to XXX alerts with the same XXX number(s).

XXX XXX Tax Returns/Transcripts are Insufficient - The XXX/XXX transcripts do not include the XXX-XXX from XXX XXX (p583, 621), not addressed in the file.  - XXX - "Please revisit this condition. The $XXX from the XXX XXX-XXX is shown on Schedule XXX and Schedule XXX of the XXX tax return as well as Schedule XXX on the XXX tax transcript. XXX!" -- Agree, XXX is reported on the XXX tax transcript (pg 614).

2024130662	XXX	XXX	3	1	3	1	XXX XXX List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX) - List of service providers pg. 10 was issued XXX. Initial Application Date is XXX. - The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))

XXX XXX Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX) - Initial LE was issued XXX. Initial application on pg. 11 was executed XXX. - The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))

XXX XXX Homeownership Counseling Disclosure was not provided within XXX business days of application - Initial 1003 application pg. 11 is executed XXX. Homeownership disclosure is dated XXX on pg. 26

Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;	XXX XXX XXX Appraisal Requirements are Not Met - Appraisal does not contain XXX affirming that it was prepared in accordance with XXX XXX of XXX and any implementing regulations as required for XXX., Client Comment: XXX Non-Material	XXX XXX Missing XXX - State required worksheet is not in file. - XXX - Lender provided state required and internal XXX worksheet with evidence borrower executed. *Exception cleared.	XXX XXX List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX) - List of service providers pg. 10 was issued XXX. Initial Application Date is XXX. - The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). Three business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))

XXX XXX Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX) - Initial LE was issued XXX. Initial application on pg. 11 was executed XXX. - The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))

														XXX XXX Homeownership Counseling Disclosure was not provided within XXX business days of application - Initial 1003 application pg. 11 is executed XXX. Homeownership disclosure is dated XXX on pg. 26
2024130661	XXX	XXX	2	1	2	1	Low DTI - Verified DTI is below XXX%;	XXX XXX XXX Appraisal Requirements are Not Met - Missing executed certification stating the appraisal was prepared in accordance with XXX and XXX XXX of XXX and any implementing regulations, Client Comment: XXX Non-Material	XXX XXX Invalid Change of Circumstance - There is a change of circumstance in the file dated XXX (p181) for the addition of the $XXX Lock Extension, however this fee was added to the CD issued on XXX(p175). No lender credit issued for this fee. Missing XXX for the addition of the fee on XXX disclosure - XXX: Received copy of XXX dated XXX. Exception cleared.

XXX XXX Missing Final XXX - Missing final CD.  The most recent CD in the file is dated XXX (p182) and does not reflect the correct closing/disbursement date, nor the actual fees charged to the borrower per the  settlement statement (p198).  The borrower signed a CD issued on XXX at closing (p175) on XXX. - XXX: Received copy of final CD signed at closing. Exception cleared.

XXX XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - XXX XXX amount of $XXX on the final CD issued XXX (pg. 182) does not match calculated amount and does not match XXX.  XXX XXX amount of $XXX on prior CD issued XXX (pg. 175) does match the XXX.  - The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX). -XXX: Received final CD signed at closing. Exception cleared.